Short-term investments (Narrative) (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 CAD ($) Rate	Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 CAD ($)
Short Term Investments [Line Items]
Short-term investments | $	$ 8,200		$ 0
Notes receivable [Member]
Short Term Investments [Line Items]
Short-term investments	$ 8,200	$ 6.2
Interest rate, investment | Rate	18.50%	18.50%